Schedule of Capital Surplus (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
January 1	$ 7,716,034	$ 7,584,322
Employee bonus shares	131,712	131,712
December 31	7,847,746	7,716,034
Share premium [member]
IfrsStatementLineItems [Line Items]
January 1	7,273,954	7,273,954
Employee bonus shares
December 31	7,273,954	7,273,954
Other reserves [member]
IfrsStatementLineItems [Line Items]
January 1	442,080	310,368
Employee bonus shares	131,712	131,712
December 31	$ 573,792	$ 442,080